DEFERRED REVENUES (Reconciliation of Deferred Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Balance at the beginning of the year	$ 15,876	$ 17,836
Deferral of new sales	28,628	22,616
Recognition of previously deferred revenues	(28,635)	(24,341)
Translation differences	(92)	(235)
Balance at the end of the year	$ 15,777	$ 15,876
Service contract minimum period	1 year
Service contract maximum period	3 years